Significant accounting policies - Additional Information (Detail) - AUD ($)	1 Months Ended	12 Months Ended
	Oct. 16, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of summary of significant accounting policies [line items]
Consolidated loss after income tax		$ 12,467,000	$ 10,270,000	$ 6,039,000
Net current asset position		5,586,128	5,613,883
Net cash outflows from operating activities		8,810,000	6,714,000	8,660,000
Consolidated cash in hand and at bank		8,764,000	5,434,000	5,956,000	$ 14,455,000
Shares issued during the period value		12,972,000	$ 5,406,000	$ 30,000
Sale Of Stock Through Underwriting Process [Member]
Disclosure of summary of significant accounting policies [line items]
Shares issued during the period value	$ 24,000,000
Clinical Trials [Member] | Covid Ninteen [Member]
Disclosure of summary of significant accounting policies [line items]
Proceeds from funding for project purpose		$ 9,000,000
Research and development tax incentive program [member]
Disclosure of summary of significant accounting policies [line items]
Additional tax deduction percentage		43.50%
Top of range [member] | Research and development tax incentive program [member]
Disclosure of summary of significant accounting policies [line items]
Earning income		$ 20,000,000
Patents and intellectual property [member]
Disclosure of summary of significant accounting policies [line items]
Useful lives of intangible assets		5 years
Licensing agreement for GDC-0084 [member]
Disclosure of summary of significant accounting policies [line items]
Remaining useful life,licensing agreement		15 years